Investments In Unconsolidated Affiliates (Narrative) (Details) (Discovery [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Discovery [Member]
Investments in and Advances to Affiliates [Line Items]
Deficit between the carrying amount of the investment and the underlying equity	$ 32.6	$ 35.1